Basis for the presentation of the consolidated financial statements and applicable accounting standard - 2.2 Basis for consolidation (Narrative) (Details) $ in Thousands		12 Months Ended
	Dec. 18, 2024	Dec. 31, 2024 ARS ($) fund	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)
Disclosure Of Significant Accounting Policies [line items]
Proportion of voting rights held in subsidiary		50.00%
Share of capital percentage		50.00%
Equity		$ 2,615,827,237	$ 3,080,856,752	$ 2,450,756,777	$ 2,153,319,663
FCA Compañía Financiera S.A.
Disclosure Of Significant Accounting Policies [line items]
Acquisition, proportion of ownership interest acquired	50.00%
Subsidiaries
Disclosure Of Significant Accounting Policies [line items]
Number of mutual funds | fund		15
Equity		$ 3,038,648,122	$ 2,805,914,146